Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF

Portfolio of Investments
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 97 .1%
Advertising 1.5%
Clear Channel Outdoor Holdings, Inc.
(a)
04/01/2030 7.875% 100,000 104,048
02/15/2031 7.125% 85,000 88,075
03/15/2033 7.500% 25,000 26,352
Neptune Bidco U.S., Inc.
(a)
04/15/2029 9.290% 250,000 255,036
Outfront Media Capital LLC/Outfront Media Capital Corp.
(a)
01/15/2029 4.250% 50,000 48,691
Stagwell Global LLC
(a)
08/15/2029 5.625% 50,000 48,233
Total 570,435
Aerospace & Defense 1.7%
Bombardier, Inc.
(a)
11/15/2030 8.750% 25,000 26,444
06/01/2032 7.000% 25,000 25,917
TransDigm, Inc.
(a)
12/15/2030 6.875% 75,000 77,139
12/01/2031 7.125% 50,000 51,765
03/01/2032 6.625% 125,000 128,205
01/15/2033 6.000% 25,000 25,238
05/31/2033 6.375% 200,000 202,033
01/31/2034 6.750% 100,000 102,625
07/31/2034 6.125% 50,000 49,954
Total 689,320
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(a)
04/20/2029 5.750% 75,000 75,127
1 1 1 1 75,127
Apparel 0.8%
Beach Acquisition Bidco LLC
(a),(b)
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 200,000 226,941
Levi Strauss & Co.
(a)
03/01/2031 3.500% 50,000 46,390
Wolverine World Wide, Inc.
(a)
08/15/2029 4.000% 50,000 47,070
Total 320,401
Auto Manufacturers 0.3%
JB Poindexter & Co., Inc.
(a)
12/15/2031 8.750% 100,000 102,831
1 1 1 1 102,831
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd.
(a)
04/15/2031 8.250% 25,000 26,116
02/15/2033 7.500% 25,000 25,808
American Axle & Manufacturing, Inc.
(a)
10/15/2033 7.750% 100,000 98,816
Clarios Global LP/Clarios U.S. Finance Co.
(a)
09/15/2032 6.750% 100,000 102,057
Qnity Electronics, Inc.
(a)
08/15/2032 5.750% 75,000 75,450
08/15/2033 6.250% 25,000 25,441
Tenneco, Inc.
(a)
11/17/2028 8.000% 25,000 25,154
Total 378,842
Banks 0.3%
Freedom Mortgage Corp.
(a)
01/15/2027 6.625% 100,000 100,159
1 1 1 1 100,159
Building Materials 2.3%
Ameritex Holdco Intermediate LLC
(a)
08/15/2033 7.625% 50,000 52,268
Builders FirstSource, Inc.
(a)
03/01/2034 6.375% 50,000 50,554
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(a)
12/15/2030 6.625% 75,000 76,679
07/15/2031 6.750% 125,000 129,235
Griffon Corp.
03/01/2028 5.750% 50,000 49,996
Masterbrand, Inc.
(a)
07/15/2032 7.000% 50,000 50,571
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
(a)
04/01/2032 6.750% 50,000 49,497
Quikrete Holdings, Inc.
(a)
03/01/2032 6.375% 150,000 153,164
03/01/2033 6.750% 150,000 152,870
Smyrna Ready Mix Concrete LLC
(a)
11/15/2031 8.875% 50,000 52,720
Standard Building Solutions, Inc.
(a)
08/01/2033 6.250% 75,000 74,435

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Standard Industries, Inc.
(a)
01/15/2031 3.375% 50,000 45,043
Total 937,032
Chemicals 3.5%
Celanese U.S. Holdings LLC
07/15/2029 7.330% 50,000 52,261
07/15/2032 7.379% 100,000 105,001
04/15/2033 6.750% 100,000 101,894
CVR Partners LP/CVR Nitrogen Finance Corp.
(a)
06/15/2028 6.125% 50,000 49,897
Element Solutions, Inc.
(a)
09/01/2028 3.875% 25,000 24,388
FMC Corp.
(c)
11/01/2055 8.450% 4,000 2,919
FMC Corp.
05/18/2033 5.650% 2,000 1,790
10/01/2049 4.500% 10,000 6,471
Huntsman International LLC
05/01/2029 4.500% 75,000 73,267
INEOS Finance PLC
(a)
04/15/2029 7.500% 75,000 72,880
INEOS Quattro Finance 2 PLC
(a)
03/15/2029 9.625% 25,000 23,499
Olympus Water U.S. Holding Corp.
(a)
06/15/2031 7.250% 75,000 76,166
08/01/2032 6.750% 300,000 293,047
02/15/2033 7.250% 50,000 49,415
SK Invictus Intermediate II SARL
(a)
10/30/2029 5.000% 50,000 48,939
Tronox, Inc.
(a)
03/15/2029 4.625% 50,000 35,000
WR Grace Holdings LLC
(a)
08/15/2029 5.625% 200,000 188,027
08/15/2032 6.625% 150,000 145,368
Total 1,350,229
Commercial Services 4.4%
ADT Security Corp.
(a)
10/15/2033 5.875% 50,000 49,121
Allied Universal Holdco LLC/Allied Universal Finance Corp.
(a)
06/01/2029 6.000% 25,000 24,877
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas
Luxco 4 SARL
(a)
06/01/2028 4.625% 50,000 49,296
06/01/2028 4.625% 50,000 49,120
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(a)
03/01/2029 5.375% 50,000 48,733
02/15/2031 8.000% 50,000 50,481
06/15/2032 8.375% 100,000 100,696
Block, Inc.
(a)
08/15/2033 6.000% 100,000 100,632
Block, Inc.
05/15/2032 6.500% 50,000 51,060
Clarivate Science Holdings Corp.
(a)
07/01/2029 4.875% 100,000 89,476
Garda World Security Corp.
(a)
11/15/2032 8.375% 75,000 76,722
Graham Holdings Co.
(a)
12/01/2033 5.625% 50,000 49,500
Herc Holdings, Inc.
(a)
03/15/2031 5.750% 150,000 149,724
06/15/2033 7.250% 175,000 182,500
03/15/2034 6.000% 100,000 99,317
ION Platform Finance U.S., Inc.
(a)
09/30/2032 7.875% 134,000 97,245
Raven Acquisition Holdings LLC
(a)
11/15/2031 6.875% 50,000 48,876
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(a)
08/15/2032 6.750% 200,000 200,414
Wand NewCo 3, Inc.
(a)
01/30/2032 7.625% 60,000 62,028
Williams Scotsman, Inc.
(a)
06/15/2029 6.625% 100,000 102,103
04/15/2030 6.625% 50,000 51,504
Total 1,733,425
Computers 1.6%
Amentum Holdings, Inc.
(a)
08/01/2032 7.250% 100,000 102,967
CACI International, Inc.
(a)
06/15/2033 6.375% 50,000 50,712
Conduent Business Services LLC/Conduent State & Local
Solutions, Inc.
(a)
11/01/2029 6.000% 50,000 42,151
Everforth, Inc.
(a)
05/15/2028 4.625% 100,000 92,650
Fortress Intermediate 3, Inc.
(a)
06/01/2031 7.500% 25,000 25,433
McAfee Corp.
(a)
02/15/2030 7.375% 225,000 191,204

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
NCR Atleos Corp.
(a)
04/01/2029 9.500% 50,000 53,289
Science Applications International Corp.
(a)
11/01/2033 5.875% 50,000 49,256
Unisys Corp.
(a)
01/15/2031 10.625% 25,000 23,524
Total 631,186
Cosmetics & Personal Care 0.2%
Perrigo Finance Unlimited Co.
09/30/2032 6.125% 50,000 47,840
Prestige Brands, Inc.
(a)
04/01/2031 3.750% 50,000 45,911
Total 93,751
Distribution & Wholesale 0.4%
RB Global Holdings, Inc.
(a)
03/15/2031 7.750% 50,000 51,905
Resideo Funding, Inc.
(a)
07/15/2032 6.500% 50,000 50,300
Windsor Holdings III LLC
(a)
06/15/2030 8.500% 50,000 52,098
Total 154,303
Diversified Financial Services 7.8%
Ally Financial, Inc.
02/14/2033 6.700% 75,000 77,365
Aretec Group, Inc.
(a)
08/15/2030 10.000% 200,000 210,881
Coinbase Global, Inc.
(a)
10/01/2031 3.625% 50,000 43,592
Credit Acceptance Corp.
(a)
03/15/2030 6.625% 50,000 50,169
Enova International, Inc.
(a)
08/01/2029 9.125% 25,000 26,135
Focus Financial Partners LLC
(a)
09/15/2031 6.750% 50,000 50,483
goeasy Ltd.
(a)
07/01/2029 7.625% 75,000 70,784
Jane Street Group/JSG Finance, Inc.
(a)
04/30/2031 7.125% 50,000 51,708
11/01/2032 6.125% 40,000 39,974
05/01/2033 6.750% 50,000 51,376
Navient Corp.
07/25/2030 9.375% 50,000 50,790
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Series A
08/01/2033 5.625% 125,000 103,265
OneMain Finance Corp.
03/15/2030 7.875% 100,000 104,082
05/15/2030 6.125% 50,000 49,986
09/15/2030 4.000% 100,000 92,436
11/15/2031 7.125% 50,000 50,852
03/15/2032 6.750% 150,000 150,458
09/15/2032 7.125% 50,000 50,856
03/15/2033 6.500% 150,000 147,563
09/15/2033 6.750% 100,000 99,040
Osaic Holdings, Inc.
(a)
08/01/2032 6.750% 100,000 100,200
08/01/2033 8.000% 150,000 150,327
PennyMac Financial Services, Inc.
(a)
02/15/2033 6.875% 25,000 24,349
02/15/2034 6.750% 25,000 23,999
Provident Funding Associates LP/PFG Finance Corp.
(a)
09/15/2029 9.750% 160,000 167,063
Rocket Cos., Inc.
(a)
08/01/2029 6.500% 100,000 102,106
02/01/2032 7.125% 100,000 103,781
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(a)
03/01/2031 3.875% 75,000 70,279
10/15/2033 4.000% 150,000 135,038
SLM Corp.
01/31/2030 6.500% 50,000 50,724
Synchrony Financial
02/02/2033 7.250% 40,000 41,721
United Wholesale Mortgage LLC
(a)
06/15/2027 5.750% 50,000 49,515
04/15/2029 5.500% 150,000 139,306
UWM Holdings LLC
(a)
02/01/2030 6.625% 100,000 93,086
03/15/2031 6.250% 100,000 89,032
VFH Parent LLC/Valor Co-Issuer, Inc.
(a)
06/15/2031 7.500% 25,000 26,147
WS Escrow LLC
(a)
06/01/2033 7.750% 100,000 102,624
Total 3,041,092
Electric 3.7%
Clearway Energy Operating LLC
(a)
02/15/2031 3.750% 100,000 92,767
Long Ridge Energy LLC
(a)
02/15/2032 8.750% 50,000 52,756

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
NRG Energy, Inc.
(a)
02/15/2029 3.375% 100,000 95,359
07/15/2029 5.750% 125,000 125,020
02/15/2031 3.625% 125,000 116,062
11/01/2034 6.250% 125,000 126,553
PG&E Corp.
07/01/2028 5.000% 100,000 99,406
Talen Energy Supply LLC
(a)
02/01/2034 6.250% 100,000 99,378
02/01/2036 6.500% 75,000 75,587
VoltaGrid LLC
(a)
11/01/2030 7.375% 50,000 51,929
XPLR Infrastructure Operating Partners LP
(a)
01/15/2029 7.250% 295,000 305,354
01/15/2031 8.375% 200,000 213,290
Total 1,453,461
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc.
(a)
03/31/2029 4.375% 25,000 24,203
WESCO Distribution, Inc.
(a)
03/15/2032 6.625% 50,000 51,534
03/15/2033 6.375% 100,000 102,603
04/15/2034 5.500% 50,000 49,472
Total 227,812
Electronics 0.3%
Coherent Corp.
(a)
12/15/2029 5.000% 50,000 49,210
Sensata Technologies, Inc.
(a)
07/15/2032 6.625% 50,000 51,427
Total 100,637
Energy - Alternate Sources 0.1%
TerraForm Power Operating LLC
(a)
01/15/2030 4.750% 50,000 48,302
1 1 1 1 48,302
Entertainment 3.9%
Caesars Entertainment, Inc.
(a)
02/15/2030 7.000% 100,000 100,621
02/15/2032 6.500% 50,000 48,706
10/15/2032 6.000% 150,000 135,938
Churchill Downs, Inc.
(a)
04/01/2027 5.500% 50,000 50,005
01/15/2028 4.750% 50,000 49,525
Light & Wonder International, Inc.
(a)
09/01/2031 7.500% 50,000 51,828
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
10/01/2033 6.250% 50,000 49,678
Penn Entertainment, Inc.
(a)
04/01/2031 6.750% 200,000 200,997
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
(a)
02/01/2033 6.625% 100,000 101,533
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(a)
03/01/2030 6.625% 225,000 192,481
Six Flags Entertainment Corp.
(a)
05/15/2031 7.250% 175,000 173,976
Six Flags Entertainment Corp./Canada's Wonderland Co./
Millennium Operations LLC
(a)
01/15/2032 8.625% 50,000 51,499
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(a)
05/01/2032 6.625% 200,000 202,641
Voyager Parent LLC
(a)
07/01/2032 9.250% 124,000 131,125
Total 1,540,553
Environmental Control 0.5%
Clean Harbors, Inc.
(a)
02/01/2031 6.375% 50,000 50,686
Waste Pro USA, Inc.
(a)
02/01/2033 7.000% 150,000 153,519
Total 204,205
Food 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(a)
03/31/2031 5.500% 25,000 24,453
03/15/2033 6.250% 50,000 49,569
B&G Foods, Inc.
(a)
09/15/2028 8.000% 50,000 50,095
Fiesta Purchaser, Inc.
(a)
03/01/2031 7.875% 50,000 50,442
Lamb Weston Holdings, Inc.
(a)
05/15/2028 4.875% 50,000 49,638
Performance Food Group, Inc.
(a)
09/15/2032 6.125% 100,000 101,269
Post Holdings, Inc.
(a)
09/15/2031 4.500% 50,000 46,873
02/15/2032 6.250% 50,000 50,757
03/01/2033 6.375% 150,000 148,893
10/15/2034 6.250% 50,000 49,117

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2036 6.500% 100,000 98,836
Total 719,942
Food Service 0.1%
Aramark Services, Inc.
(a)
02/01/2028 5.000% 50,000 49,890
1 1 1 1 49,890
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
(a)
06/01/2031 6.875% 100,000 101,160
1 1 1 1 101,160
Healthcare Products 0.6%
Avantor Funding, Inc.
(a)
07/15/2028 4.625% 50,000 49,481
Bausch & Lomb Corp.
(a)
10/01/2028 8.375% 50,000 51,434
Embecta Corp.
(a)
02/15/2030 5.000% 50,000 38,890
Medline Borrower LP
(a)
10/01/2029 5.250% 100,000 99,412
Total 239,217
Healthcare Services 4.6%
Acadia Healthcare Co., Inc.
(a)
03/15/2033 7.375% 200,000 206,015
Centene Corp.
03/01/2031 2.500% 100,000 87,333
08/01/2031 2.625% 100,000 87,129
Charles River Laboratories International, Inc.
(a)
03/15/2029 3.750% 50,000 47,988
03/15/2031 4.000% 50,000 46,899
CHS/Community Health Systems, Inc.
(a)
05/15/2030 5.250% 50,000 47,177
01/15/2032 10.875% 79,000 85,180
01/15/2034 9.750% 175,000 182,705
DaVita, Inc.
(a)
09/01/2032 6.875% 100,000 103,107
07/15/2033 6.750% 50,000 51,565
IQVIA, Inc.
(a)
06/01/2032 6.250% 150,000 152,793
LifePoint Health, Inc.
(a)
08/15/2030 9.875% 50,000 52,662
Molina Healthcare, Inc.
(a)
05/15/2032 3.875% 50,000 45,170
Prime Healthcare Services, Inc.
(a)
09/01/2029 9.375% 50,000 52,208
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Select Medical Corp.
(a)
12/01/2032 6.250% 50,000 48,594
Star Parent, Inc.
(a)
10/01/2030 9.000% 150,000 157,373
Surgery Center Holdings, Inc.
(a)
04/15/2032 7.250% 100,000 101,275
Tenet Healthcare Corp.
10/01/2028 6.125% 106,000 106,375
Tenet Healthcare Corp.
(a)
11/15/2032 5.500% 100,000 99,434
Total 1,760,982
Holding Companies - Diversified 0.1%
Clue Opco LLC
(a)
10/15/2031 9.500% 35,000 33,934
1 1 1 1 33,934
Home Builders 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential
U.S. LLC
(a)
02/15/2030 4.875% 75,000 69,803
Century Communities, Inc.
(a)
08/15/2029 3.875% 25,000 23,856
Thor Industries, Inc.
(a)
10/15/2029 4.000% 50,000 47,451
Total 141,110
Home Furnishings 0.2%
Somnigroup International, Inc.
(a)
10/15/2031 3.875% 25,000 22,991
Whirlpool Corp.
06/15/2030 6.125% 50,000 46,114
Total 69,105
Household Products & Wares 0.1%
ACCO Brands Corp.
(a)
03/15/2029 4.250% 25,000 23,269
1 1 1 1 23,269
Housewares 0.7%
Central Garden & Pet Co.
10/15/2030 4.125% 50,000 47,670
Newell Brands, Inc.
09/15/2027 6.375% 50,000 50,493
05/15/2030 6.375% 25,000 25,336
04/01/2046 7.500% 100,000 93,245
Newell Brands, Inc.
(a)
06/01/2028 8.500% 50,000 52,303
Total 269,047

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Insurance 4.0%
Acrisure LLC/Acrisure Finance, Inc.
(a)
02/01/2029 8.250% 239,000 224,894
08/01/2029 6.000% 50,000 44,236
11/06/2030 7.500% 25,000 23,705
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(a)
04/15/2028 6.750% 50,000 50,391
01/15/2031 7.000% 50,000 50,807
10/01/2031 6.500% 50,000 49,852
10/01/2032 7.375% 175,000 173,871
AmWINS Group, Inc.
(a)
06/30/2029 4.875% 25,000 24,097
Asurion LLC/Asurion Co-Issuer, Inc.
(a)
02/01/2034 8.375% 100,000 92,677
Broadstreet Partners Group LLC
(a)
04/15/2029 5.875% 150,000 146,489
CRC Insurance Group LLC
(a)
06/01/2031 7.125% 200,000 199,282
HUB International Ltd.
(a)
12/01/2029 5.625% 75,000 74,572
06/15/2030 7.250% 200,000 205,253
01/31/2032 7.375% 200,000 203,668
Total 1,563,794
Internet 1.6%
Arches Buyer, Inc.
(a)
06/01/2028 4.250% 100,000 98,253
Getty Images, Inc.
(a)
11/15/2030 10.500% 25,000 20,848
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(a)
05/01/2029 8.750% 80,000 71,345
Match Group Holdings II LLC
(a)
09/15/2033 6.125% 100,000 98,834
Snap, Inc.
(a)
03/01/2033 6.875% 150,000 146,129
03/15/2034 6.875% 150,000 145,232
Wayfair LLC
(a)
11/15/2032 6.750% 50,000 51,349
Total 631,990
Investment Companies 0.1%
Compass Group Diversified Holdings LLC
(a)
04/15/2029 5.250% 51,468 49,027
1 1 1 1 49,027
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Iron & Steel 0.4%
Cleveland-Cliffs, Inc.
(a)
04/15/2030 6.750% 25,000 24,996
03/15/2032 7.000% 50,000 49,752
01/15/2034 7.625% 100,000 99,873
Total 174,621
Leisure Time 2.3%
Acushnet Co.
(a)
12/01/2033 5.625% 50,000 49,820
Carnival Corp. Ltd.
(a)
06/15/2031 5.875% 50,000 50,881
08/01/2032 5.750% 200,000 202,028
02/15/2033 6.125% 100,000 101,242
Lindblad Expeditions LLC
(a)
09/15/2030 7.000% 25,000 25,833
NCL Corp. Ltd.
(a)
02/15/2029 7.750% 50,000 52,153
09/15/2033 6.250% 200,000 194,170
Sabre GLBL, Inc.
(a)
11/15/2029 10.750% 35,000 33,649
03/15/2030 10.750% 44,000 41,980
Viking Cruises Ltd.
(a)
07/15/2031 9.125% 50,000 52,407
10/15/2033 5.875% 100,000 100,057
Total 904,220
Lodging 1.3%
Boyd Gaming Corp.
(a)
06/15/2031 4.750% 50,000 48,281
Hilton Domestic Operating Co., Inc.
(a)
09/15/2033 5.750% 50,000 50,184
03/31/2034 5.500% 50,000 49,487
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(a)
07/01/2031 4.875% 50,000 46,986
01/15/2032 6.625% 125,000 126,873
Marriott Ownership Resorts, Inc.
(a)
10/01/2033 6.500% 125,000 124,203
MGM Resorts International
04/15/2032 6.500% 50,000 49,997
Travel & Leisure Co.
(a)
12/01/2029 4.500% 25,000 24,191
Total 520,202

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Media 8.3%
AMC Global Media, Inc.
(a)
07/15/2032 10.500% 26,000 26,722
Cable One, Inc.
(a)
11/15/2030 4.000% 50,000 27,029
CCO Holdings LLC/CCO Holdings Capital Corp.
(a)
03/01/2030 4.750% 300,000 284,670
08/15/2030 4.500% 220,000 204,630
02/01/2031 4.250% 250,000 225,211
02/01/2032 4.750% 150,000 134,062
02/01/2033 7.000% 100,000 97,987
06/01/2033 4.500% 150,000 130,046
01/15/2034 4.250% 100,000 84,536
02/01/2036 7.375% 50,000 49,060
Directv Financing LLC
(a)
02/01/2030 8.875% 25,000 25,472
02/01/2030 8.875% 25,000 25,428
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
(a)
06/01/2032 9.250% 25,000 25,393
Discovery Communications LLC
03/20/2028 3.950% 25,000 24,662
Discovery Global Holdings, Inc.
03/15/2029 4.054% 25,000 24,757
03/15/2042 5.050% 125,000 91,498
DISH DBS Corp.
(a)
12/01/2028 5.750% 50,000 48,477
DISH DBS Corp.
(d)
06/01/2029 0.000% 100,000 90,387
DISH Network Corp.
(a)
11/15/2027 11.750% 250,000 256,948
EchoStar Corp.
(b)
6.75% Cash or 6.75% PIK
11/30/2030 6.750% 175,675 178,488
EchoStar Corp.
11/30/2029 10.750% 198,491 214,553
Gray Media, Inc.
(a)
08/15/2033 7.250% 100,000 98,441
McGraw-Hill Education, Inc.
(a)
08/01/2029 8.000% 75,000 75,150
Nexstar Media, Inc.
(a)
11/01/2028 4.750% 100,000 97,961
09/15/2033 6.500% 50,000 50,018
04/15/2034 7.250% 200,000 199,461
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Paramount Global
07/01/2042 4.850% 200,000 135,491
Sirius XM Radio LLC
(a)
07/15/2028 4.000% 100,000 97,372
07/01/2030 4.125% 50,000 47,052
Univision Communications, Inc.
(a)
05/01/2029 4.500% 50,000 47,677
06/30/2030 7.375% 75,000 75,180
07/31/2031 8.500% 25,000 25,118
08/01/2032 9.375% 75,000 76,240
Total 3,295,177
Mining 2.6%
Alumina Pty. Ltd.
(a)
09/15/2032 6.375% 50,000 50,890
Arcosa, Inc.
(a)
08/15/2032 6.875% 50,000 52,169
Arsenal AIC Parent LLC
(a)
10/01/2031 11.500% 50,000 53,590
Capstone Copper Corp.
(a)
03/31/2033 6.750% 100,000 101,209
Compass Minerals International, Inc.
(a)
07/01/2030 8.000% 100,000 105,369
Constellium SE
(a)
04/15/2029 3.750% 50,000 48,034
Kaiser Aluminum Corp.
(a)
06/01/2031 4.500% 100,000 95,618
03/01/2034 5.875% 150,000 148,358
Novelis Corp.
(a)
01/30/2030 4.750% 225,000 217,655
08/15/2031 3.875% 75,000 68,270
08/15/2033 6.375% 50,000 50,370
Total 991,532
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.
(a)
03/15/2033 6.375% 50,000 50,556
Axon Enterprise, Inc.
(a)
03/15/2033 6.250% 50,000 51,272
Total 101,828
Office & Business Equipment 0.1%
Zebra Technologies Corp.
(a)
06/01/2032 6.500% 50,000 50,679
1 1 1 1 50,679

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Oil & Gas 5.8%
CNX Resources Corp.
(a)
03/01/2032 7.250% 100,000 102,947
Comstock Resources, Inc.
(a)
01/15/2030 5.875% 100,000 94,288
Crescent Energy Finance LLC
(a)
04/01/2032 7.625% 75,000 75,543
01/15/2033 7.375% 100,000 99,365
Gulfport Energy Operating Corp.
(a)
09/01/2029 6.750% 50,000 51,040
Hilcorp Energy I LP/Hilcorp Finance Co.
(a)
04/15/2030 6.000% 50,000 49,120
02/01/2031 6.000% 50,000 48,408
04/15/2032 6.250% 50,000 48,395
05/15/2034 6.875% 50,000 48,631
02/15/2035 7.250% 100,000 98,428
Matador Resources Co.
(a)
04/15/2032 6.500% 50,000 50,253
04/15/2033 6.250% 150,000 149,411
Nabors Industries, Inc.
(a)
08/15/2031 8.875% 100,000 102,701
11/15/2032 7.625% 100,000 102,272
Noble Finance II LLC
(a)
04/15/2030 8.000% 39,000 40,404
PBF Holding Co. LLC/PBF Finance Corp.
(a)
09/15/2030 7.875% 50,000 50,934
SM Energy Co.
(a)
07/01/2031 8.750% 100,000 104,406
08/01/2032 7.000% 50,000 50,452
06/15/2033 9.625% 200,000 219,235
04/15/2034 6.625% 50,000 49,225
Sunoco LP
(a)
05/01/2029 7.000% 50,000 51,460
05/01/2030 4.625% 100,000 96,672
03/15/2034 5.875% 50,000 49,217
Sunoco LP/Sunoco Finance Corp.
05/15/2029 4.500% 50,000 48,875
04/30/2030 4.500% 50,000 48,378
Sunoco LP/Sunoco Finance Corp.
(a)
09/15/2028 7.000% 75,000 76,585
Transocean International Ltd.
(a)
05/15/2029 8.250% 50,000 51,631
02/15/2030 8.750% 31,500 32,663
10/15/2032 7.875% 100,000 104,068
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Valaris Ltd.
(a)
04/30/2030 8.375% 50,000 51,896
Total 2,246,903
Oil & Gas Services 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
(a)
09/01/2032 6.625% 50,000 50,924
Archrock Services LP/Archrock Partners Finance Corp.
(a)
02/01/2034 6.000% 50,000 49,672
Kodiak Gas Services LLC
(a)
10/01/2033 6.500% 150,000 151,843
10/01/2035 6.750% 100,000 102,577
USA Compression Partners LP/USA Compression Finance
Corp.
(a)
03/15/2029 7.125% 50,000 51,225
10/01/2033 6.250% 100,000 99,214
Weatherford International Ltd.
(a)
10/15/2033 6.750% 50,000 51,016
Total 556,471
Packaging & Containers 1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(a)
09/01/2028 3.250% 50,000 47,897
09/01/2029 4.000% 100,000 95,067
01/30/2031 6.250% 50,000 50,531
Clydesdale Acquisition Holdings, Inc.
(a)
04/15/2030 8.750% 75,000 73,991
04/15/2032 6.750% 75,000 72,804
Crown Americas LLC
06/01/2033 5.875% 75,000 75,482
Graphic Packaging International LLC
(a)
07/15/2032 6.375% 50,000 50,424
Silgan Holdings, Inc.
02/01/2028 4.125% 50,000 49,335
Sword Purchaser LLC
(a)
04/15/2033 8.250% 100,000 103,438
04/15/2034 10.500% 50,000 52,249
Total 671,218
Pharmaceuticals 1.0%
1261229 BC Ltd.
(a)
04/15/2032 10.000% 125,000 126,530
BellRing Brands, Inc.
(a)
03/15/2030 7.000% 50,000 50,017
CVS Health Corp.
(c)
12/10/2054 6.750% 75,000 78,099

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/10/2055 7.000% 25,000 25,937
Elanco Animal Health, Inc.
08/28/2028 6.400% 50,000 51,357
Organon & Co./Organon Foreign Debt Co-Issuer BV
(a)
05/15/2034 7.875% 50,000 53,614
Total 385,554
Pipelines 5.5%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(a)
02/01/2032 6.625% 125,000 127,640
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(a)
03/15/2029 8.625% 62,000 64,461
06/30/2033 7.375% 200,000 203,997
06/01/2034 6.875% 100,000 99,655
Excelerate Energy LP
(a)
05/15/2030 8.000% 50,000 52,745
Genesis Energy LP/Genesis Energy Finance Corp.
01/15/2029 8.250% 50,000 51,641
05/15/2032 7.875% 25,000 25,819
Hess Midstream Operations LP
(a)
06/01/2029 6.500% 50,000 50,972
ITT Holdings LLC
(a)
08/01/2029 6.500% 25,000 24,711
NGL Energy Operating LLC/NGL Energy Finance Corp.
(a)
02/15/2032 8.375% 25,000 26,036
Rockies Express Pipeline LLC
(a)
04/15/2040 6.875% 50,000 51,152
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
(a)
01/15/2028 5.500% 50,000 49,882
TransMontaigne Partners LLC
(a)
06/15/2030 8.500% 125,000 127,339
Venture Global Calcasieu Pass LLC
(a)
01/15/2030 6.250% 50,000 51,243
08/15/2031 4.125% 150,000 140,805
05/01/2036 6.000% 100,000 101,059
Venture Global LNG, Inc.
(a)
02/01/2029 9.500% 85,000 91,600
06/01/2031 8.375% 100,000 104,104
02/01/2032 9.875% 125,000 133,395
Venture Global Plaquemines LNG LLC
(a)
01/15/2034 6.500% 50,000 52,086
06/15/2034 6.500% 250,000 260,326
01/15/2036 6.750% 250,000 264,998
Total 2,155,666
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Real Estate 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
(a)
04/15/2030 7.000% 50,000 50,300
Cushman & Wakefield U.S. Borrower LLC
(a)
05/15/2028 6.750% 23,000 23,036
Hunt Cos., Inc.
(a)
04/15/2029 5.250% 50,000 49,382
Total 122,718
REITS 1.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus
LLC/GGSI Sellco LLC
(a)
04/01/2027 4.500% 38,000 37,565
Iron Mountain, Inc.
(a)
02/15/2029 7.000% 50,000 50,960
07/15/2030 5.250% 100,000 98,424
Millrose Properties, Inc.
(a)
09/15/2032 6.250% 75,000 75,613
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(a)
05/15/2029 4.875% 50,000 48,894
02/01/2030 7.000% 100,000 102,453
RHP Hotel Properties LP/RHP Finance Corp.
(a)
04/01/2032 6.500% 75,000 76,713
06/15/2033 6.500% 50,000 51,306
RLJ Lodging Trust LP
(a)
09/15/2029 4.000% 25,000 23,811
Service Properties Trust
(a)
11/15/2031 8.625% 50,000 52,661
Starwood Property Trust, Inc.
(a)
01/15/2031 5.750% 50,000 49,710
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
(a)
01/15/2030 6.000% 50,000 48,846
Total 716,956
Retail 4.1%
Advance Auto Parts, Inc.
(a)
08/01/2033 7.375% 125,000 129,464
Bath & Body Works, Inc.
11/01/2035 6.875% 50,000 51,202
Carvana Co.
(a)
06/01/2030 9.000% 100,000 103,377
06/01/2031 9.000% 133,995 147,855
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(a)
01/15/2029 4.625% 100,000 97,204

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/15/2030 6.750% 125,000 122,582
FirstCash, Inc.
(a)
01/01/2030 5.625% 50,000 49,747
Gap, Inc.
(a)
10/01/2031 3.875% 50,000 45,559
Group 1 Automotive, Inc.
(a)
08/15/2028 4.000% 25,000 24,349
01/15/2030 6.375% 50,000 50,649
LBM Acquisition LLC
(a)
06/15/2031 9.500% 100,000 89,362
LCM Investments Holdings II LLC
(a)
05/01/2029 4.875% 50,000 48,733
08/01/2031 8.250% 50,000 52,103
Lithia Motors, Inc.
(a)
10/01/2030 5.500% 50,000 49,476
Park River Holdings, Inc.
(a)
03/15/2031 8.000% 50,000 50,478
QXO Building Products, Inc.
(a)
07/15/2031 6.500% 100,000 101,902
04/30/2032 6.750% 50,000 51,614
07/15/2034 6.875% 100,000 102,651
Sonic Automotive, Inc.
(a)
11/15/2031 4.875% 50,000 48,076
Superior Plus LP/Superior General Partner, Inc.
(a)
03/15/2029 4.500% 50,000 48,486
Victoria's Secret & Co.
(a)
07/15/2029 4.625% 50,000 48,726
White Cap Supply Holdings LLC
(a)
11/15/2030 7.375% 100,000 101,489
Total 1,615,084
Software 4.4%
AthenaHealth Group, Inc.
(a)
02/15/2030 6.500% 120,000 115,070
Capstone Borrower, Inc.
(a)
06/15/2030 8.000% 50,000 47,503
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(a)
06/15/2029 8.000% 40,000 22,439
Central Parent, Inc./CDK Global, Inc.
(a)
06/15/2029 7.250% 40,000 21,475
Cloud Software Group, Inc.
(a)
03/31/2029 6.500% 250,000 242,666
09/30/2029 9.000% 225,000 218,456
06/30/2032 8.250% 150,000 140,439
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/15/2033 6.625% 100,000 86,603
CoreWeave, Inc.
(a)
06/01/2030 9.250% 150,000 150,923
02/01/2031 9.000% 150,000 148,326
10/01/2031 9.750% 100,000 99,740
Fair Isaac Corp.
(a)
05/15/2033 6.000% 50,000 49,233
OAK-Eagle Acquireco, Inc.
(a)
07/01/2033 7.250% 125,000 130,874
07/01/2034 8.750% 75,000 79,589
ROBLOX Corp.
(a)
05/01/2030 3.875% 50,000 47,279
Twilio, Inc.
03/15/2031 3.875% 50,000 47,181
UKG, Inc.
(a)
02/01/2031 6.875% 75,000 72,820
Total 1,720,616
Telecommunications 5.2%
APLD ComputeCo 2 LLC
(a)
03/15/2031 6.750% 200,000 200,674
APLD ComputeCo LLC
(a)
12/15/2030 9.250% 200,000 215,778
Bell Telephone Co. of Canada or Bell Canada
(c)
09/15/2055 6.875% 50,000 51,112
Cipher Compute LLC
(a)
11/15/2030 7.125% 100,000 104,057
Core Scientific Finance I LLC
(a)
05/15/2031 7.750% 100,000 101,386
Flash Compute LLC
(a)
12/31/2030 7.250% 125,000 128,593
Level 3 Financing, Inc.
(a)
06/30/2033 6.875% 75,000 77,018
01/15/2036 8.500% 50,000 53,732
Meridian Arc Holdco LLC
(a)
04/30/2031 6.250% 100,000 100,181
PR RNO Property Owner 1 LLC
(a)
05/01/2031 6.500% 250,000 249,661
Rogers Communications, Inc.
(c)
04/15/2055 7.125% 75,000 77,180
SV RNO Property Owner 1 LLC
(a)
03/01/2031 5.875% 300,000 295,763
TELUS Corp.
(c)
10/15/2055 6.625% 25,000 25,355

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
10/15/2055 7.000% 50,000 51,679
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
(a)
02/15/2029 6.500% 50,000 49,605
06/15/2032 8.625% 25,000 26,058
Uniti Services LLC
(a)
10/15/2033 7.500% 100,000 105,318
WULF Compute LLC
(a)
10/15/2030 7.750% 75,000 78,722
Zayo Group Holdings, Inc.
(a),(b)
03/09/2030 9.250% 37,964 37,990
Total 2,029,862
Transportation 0.6%
Beacon Mobility Corp.
(a)
08/01/2030 7.250% 50,000 51,891
Genesee & Wyoming, Inc.
(a)
04/15/2032 6.250% 50,000 50,754
Watco Cos. LLC/Watco Finance Corp.
(a)
08/01/2032 7.125% 125,000 128,378
Total 231,023
Trucking & Leasing 0.3%
FTAI Aviation Investors LLC
(a)
05/01/2031 7.000% 50,000 51,789
06/15/2032 7.000% 50,000 51,659
Total 103,448
Total Corporate Bonds
(Cost $ 38,418,171 ) 37,999,348
. Shares
.
Value ($)
Money Market Funds 1 .1%
Columbia Short-Term Cash Fund, 3.767%
(e),(f)
414,364 414,116
1 1 1
Total Money Market Funds
(Cost $ 414,154 ) 414,116
Total Investments in Securities
(Cost $ 38,832,325 ) 38,413,464
Other Assets & Liabilities, Net 693,433
Net Assets 39,106,897
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $34,226,145, which represents 87.52% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, June 30, 2026 (Unaudited)
Columbia U.S. High Yield ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
414,154
—
(38)
414,116
—
—

414,364
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(d) Zero coupon bond.
(e) The rate shown is the seven-day current annualized yield at June 30, 2026.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
PIK Payment In Kind
REIT Real Estate Investment Trust

1QT339_(08/26)
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